Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

Note 6. Inventories

The Company purchases intravenous chemotherapy drugs and oral prescription drugs from various suppliers. See Note 2 for a summary of the Company’s policies relating to intravenous chemotherapy and oral prescription drugs inventory.

The Company’s inventories as of March 31, 2022 and December 31, 2021 were as follows:

(in thousands)	March 31, 2022	December 31, 2021
Oral drug inventory	$2,787	$1,484
IV drug inventory	4,983	4,954
Total	$7,770	$6,438

Note 6. Inventories

The Company purchases intravenous chemotherapy drugs and oral prescription drugs from various suppliers. See Note 2 for a summary of the Company’s policies relating to intravenous chemotherapy and oral prescription drugs inventory.

The Company’s inventories as of December 31, 2021 and 2020 were as follows:

(in thousands)	December 31, 2021	December 31, 2020
Oral drug inventory	$1,484	$1,414
IV drug inventory	4,954	2,940
Total	$6,438	$4,354